Repo Transactions	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Repo Transactions
7.	REPO TRANSACTIONS

Securities sold under agreements to repurchase at a specified future date are not derecognized from the statement of financial position as the Bank retains substantially all of the risks and rewards of ownership. The corresponding cash received is recognized in the consolidated statement of financial position as an asset with a corresponding obligation to return it, including accrued interest as a liability within cash collateral on securities lent and repurchase agreements, reflecting the transaction’s economic substance as a loan to the Bank. The difference between the sale and repurchase prices is treated as interest expense and is accrued over the life of agreement using the effective interest method. When the counterparty has the right to sell or re-pledge the securities, the Bank reclassifies those securities in its statement of financial position to “Financial Assets delivered as guarantee”.

Conversely, securities purchased under agreements to resell at a specified future date are not recognized in the statement of financial position. The consideration paid, including accrued interest, is recorded in the statement of financial position, within cash collateral on securities borrowed and reverse repurchase agreements, reflecting the transaction’s economic substance as a loan by the Bank. The difference between the purchase and resale prices is recorded in net interest income and is accrued over the life of the agreement using the effective interest method.

If securities purchased under an agreement to resell are subsequently sold to third parties, the obligation to return the securities is recorded under “Liabilities at fair value through profit or loss”.

As of December 31, 2017 and January 1, 2017 the Bank has agreed repurchase transactions of government and private securities for an amount of 2,096,284 and 35,237, respectively, and are recorded under “Repo Transactions”.

As of December 31, 2018 and 2017 and January 1, 2017 the Bank has agreed reverse repurchase transactions of government and private securities for an amount of 164,469, 3,968,851 and 2,018,763, respectively, and are recorded under “Repo Transactions”. Maturity of the agreed transactions as of December 2018 shall occur during the month of January 2019.

As of December 31, 2018 and 2017 and January 1, 2017, the securities delivered to guarantee the reverse repurchase transactions total 182,448, 4,420,094 and 2,212,958, respectively, and are recorded under “Financial assets delivered as guarantee”, while securities received guarantee repurchased transactions as of December 31, 2017 and January 1, 2017 total 2,349,466 and 35,626, respectively and were recognized as an off balance sheet transaction.

Profits generated by the Bank as a result of its repurchase transactions arranged during the fiscal years ended on December 31, 2018 and 2017 total 449,871 and 1,119,217, respectively, and were accounted for in “Interest income” in the statement of income. In addition, losses generated by the Bank as a result of its reverse repurchase transactions arranged during the fiscal years ended on December 31, 2018 and 2017 total 218,635 and 181,685, respectively, and were recognized in “Interests expense” in the statement of income.